Note 6 - Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 69,800,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 764,000	$ 763,690